Goodwill and Amortizable Intangible Assets - Summary of amortizable Intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 101,887	$ 126,377
Accumulated amortization	(41,419)	(55,231)	$ (47,200)
Net Carrying Value	$ 60,468	$ 71,146
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	4 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	30 years
Health plan contracts
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	15 years	15 years
Gross Carrying Amount	$ 39,700	$ 39,700
Accumulated amortization	(11,689)	(9,043)
Net Carrying Value	28,011	30,657
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,300	45,200
Accumulated amortization	(2,989)	(27,212)
Net Carrying Value	$ 17,311	$ 17,988
Trade names | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	15 years	15 years
Trade names | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	30 years	30 years
Provider networks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,400	$ 8,400
Accumulated amortization	(2,473)	(1,913)
Net Carrying Value	$ 5,927	$ 6,487
Provider networks | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	10 years	10 years
Provider networks | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	15 years	15 years
Noncompete enforcement agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 30,787	$ 30,377
Accumulated amortization	(22,705)	(15,944)
Net Carrying Value	$ 8,082	$ 14,433
Noncompete enforcement agreements | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	4 years	4 years
Noncompete enforcement agreements | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	5 years	5 years
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,700	$ 2,700
Accumulated amortization	(1,563)	(1,119)
Net Carrying Value	$ 1,137	$ 1,581
Other | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	4 years	4 years
Other | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life (Years)	15 years	15 years